COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2020. Minimum annual rental payments under non-cancelable operating leases are as follows:

2018	2,367
2019	1,848
2020	504
2021	271

4,990